13F-HR/A

08/17/09

0001103804
dk2hcr*f

NONE
1

Eric Komitee
203-863-5062

Ekomitee@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [x]; Amendment Number: ___1__
This amendment (Check only one.): [ ] is a restatement.
                                  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors LP
Address:  55 Railroad Avenue, Greenwich, CT 06830

Form 13F File Number:28-05515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Eric Komitee
Title: 	General Counsel
Phone: 	203-863-5062

Signature, Place and Date of Signing:

/s/ Eric Komitee,  Greenwich, CT, August 14, 2009

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total: 50,090
					-------------
					Thousands

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                      TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
Rovi Corporation                           COM          779376102 50090    2296664  SH       SOLE            2296664

S REPORT SUMMARY 48 DATA RECORDS